Stock Options	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Stock Options

14. Stock Options

The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022. The 2022 Plan permits grants of stock options and restricted stock awards and other stock-based awards.

Under the 2022 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2022 Plan. Under the 2022 Plan, the exercise price of each option shall be determined by the Board, subject to any applicable Exchange approval or rules, at the time any option or other stock-based award is granted. In no event shall such exercise price be lower than the exercise price permitted by the Exchange. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant, subject to any applicable Exchange approval or rules.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

14. Stock Options (continued)

A continuity of the Company’s outstanding stock options for the six months ended June 30, 2023 and the year ended December 31, 2022 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	7,640,000	$0.12
Granted	7,210,000	0.27
Exercised	(3,345,000)	0.20
Expired	(5,000)	0.74
Outstanding, December 31, 2022	11,500,000	$0.19
Exercised	(1,050,000)	0.29
Outstanding, June 30, 2023	10,450,000	$0.18
Exercisable, June 30, 2023	9,295,000	$0.18

At June 30, 2023 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
1,550,000	0.12	October 24, 2023	1,550,000
3,600,000	0.11	September 19, 2024	3,600,000
640,000	0.06	July 31, 2025	640,000
2,560,000	0.23	July 26, 2025	1,405,000
250,000	0.29	June 6, 2026	250,000
750,000	0.33	October 27, 2025	750,000
350,000	0.33	December 9, 2024	350,000
750,000	0.33	December 9, 2025	750,000
10,450,000			9,295,000

As at June 30, 2023, the weighted average remaining contractual life of outstanding stock options is 1.57 years (December 31, 2022 – 2.09 years).

For the six months ended June 30, 2023, the Company recognized $103,077 (2022 - $Nil) in stock-based compensation expense for options granted and vested. At June 30, 2023, the Company has $15,555 (December 31, 2022 - $123,873) in unrecognized compensation expense related to stock options.

No stock options were granted during the six months ended June 30, 2023.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)